Intangible assets, net (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 289,957	$ 504
Less: Accumulated amortization	(18,500)	(44)
Net book value	271,457	460
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	252,892	$ 504
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	33,120
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,945